CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash Flows from Operating Activities:
Net loss for the period	$ (4,922,294)	$ (3,712,331)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	8,180	59,321
Depreciation	1,617	1,962
Gain on disposition of marketable securities	(48,300)	0
Accretion of convertible notes	2,396,057	2,166,039
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	142,997	(68,331)
Net decrease in accounts payable and accrued expenses	(148,251)	(5,623)
Net cash used in operating activities	(2,569,994)	(1,558,963)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(350,000)	0
Proceeds from disposition of marketable securities	48,300	0
Net cash used in investing activities	(301,700)	0
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	4,136,860	0
Net cash provided by financing activities	4,136,860	0
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1,265,166	(1,558,963)
Cash and cash equivalents - beginning of period	9,350,892	6,439,147
Cash and cash equivalents - end of period	$ 10,616,058	$ 4,880,184